Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 28, 2016

VIA EDGAR TRANSMISSION

Ms. Lauren Sprague
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	ACCELERATION OF EFFECTIVENESS REQUEST
SERIES PORTFOLIOS Trust (the “Trust”)
File Nos. 333-206240 and 811-23084
Oakhurst Managed Volatility Fund (S000054978)

Dear Ms. Sprague,

On behalf of the Trust and the Oakhurst Managed Volatility Fund (the “Fund”), we hereby request acceleration of Post-Effective Amendment No. 17 and Amendment No. 20 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which was filed on October 3, 2016, whereby the Amendment would be declared effective by 5:30, E.S.T, on November 1, 2016, or as soon as practicable thereafter.

Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, as amended, we have attached a separate letter from Quasar Distributors, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to Tuesday, November 1, 2016, or as soon as practicable thereafter.

If you have any additional questions or require further information, please contact Alia Vasquez of U.S. Bancorp Fund Services, LLC at (414) 765-6620.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Secretary of Series Portfolios Trust

cc:  Marco Adelfio, Goodwin Procter LLP